Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of Movements in Goodwill
Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2021	44,364
Acquisitions during the period	2,179
Other movements during the period(a)	(89)
Currency translation differences	1,602
Balance at December 31, 2021	48,056
Acquisitions during the period	609
Other movements during the period(a)	(258)
Currency translation differences	1,485
Balance at December 31, 2022	49,892
Acquisitions during the period	475
Other movements during the period(a)	(90)
Currency translation differences	(873)
Balance at December 31, 2023	49,404
(a) This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, and in 2022 the loss of control of EUROAPI (see note D.2.1.).

Schedule of Allocation of Goodwill	The allocation of goodwill by segment as of December 31, 2023 is as follows:

(€ million)	Biopharma	Consumer Healthcare	Total
Goodwill	42,324	7,080	49,404

Schedule of Movements in Other Intangible Assets
Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2021(a)	9,600	61,074	1,633	72,307
Changes in scope of consolidation(c)	1,805	1,821	—	3,626
Acquisitions and other increases	339	159	118	616
Disposals and other decreases	(313)	(173)	(16)	(502)
Currency translation differences	560	2,234	24	2,818
Transfers(b)	(784)	791	(7)	—
Gross value at December 31, 2021	11,207	65,906	1,752	78,865
Changes in scope of consolidation(c)	—	499	(35)	464
Acquisitions and other increases	277	195	99	571
Disposals and other decreases	(72)	(423)	(48)	(543)
Currency translation differences	518	1,994	21	2,533
Transfers(b)	(1,576)	1,408	(6)	(174)
Gross value at December 31, 2022	10,354	69,579	1,783	81,716
Changes in scope of consolidation(c)	113	3,287	1	3,401
Acquisitions and other increases(f)	1,062	1,970	80	3,112
Disposals and other decreases	(262)	(380)	(41)	(683)
Currency translation differences	(242)	(1,584)	(11)	(1,837)
Transfers(b)	(1,253)	861	(4)	(396)
Gross value at December 31, 2023	9,772	73,733	1,808	85,313
Accumulated amortization & impairment at January 1, 2021(a)	(3,508)	(49,345)	(1,113)	(53,966)
Amortization expense	—	(1,621)	(119)	(1,740)
Impairment losses, net of reversals(d)	(150)	(42)	—	(192)
Disposals and other decreases	313	133	16	462
Currency translation differences	(132)	(1,869)	(21)	(2,022)
Accumulated amortization & impairment at December 31, 2021	(3,477)	(52,744)	(1,237)	(57,458)
Changes in scope of consolidation(c)	—	—	11	11
Amortization expense(e)	—	(2,099)	(97)	(2,196)
Impairment losses, net of reversals(d)	(1,107)	1,561	—	454
Disposals and other decreases	75	411	39	525
Currency translation differences	(7)	(1,567)	(17)	(1,591)
Transfers(b)	388	(214)	5	179
Accumulated amortization & impairment at December 31, 2022	(4,128)	(54,652)	(1,296)	(60,076)
Changes in scope of consolidation(c)	—	33	—	33
Amortization expense	—	(2,225)	(120)	(2,345)
Impairment losses, net of reversals(d)	(90)	(842)	—	(932)
Disposals and other decreases	262	326	41	629
Currency translation differences	94	1,184	9	1,287
Transfers(b)	128	268	14	410
Accumulated amortization & impairment at December 31, 2023	(3,734)	(55,908)	(1,352)	(60,994)
Carrying amount at December 31, 2021	7,730	13,162	515	21,407
Carrying amount at December 31, 2022	6,226	14,927	487	21,640
Carrying amount at December 31, 2023	6,038	17,825	456	24,319
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1. to our 2021 consolidated financial statements, included in our annual report on Form 20-F for that year).
(b)    The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets as Assets held for sale or exchange.
(c)    The “Changes in scope of consolidation” line mainly comprises the fair value of intangible assets recognized in connection with acquisitions made during the period (see Notes D.1. and D.2.).
(d)    See Note D.5.
(e)    The amendment to the terms of the IO License and Collaboration Agreement resulted in the recognition of an amortization charge of €226 million in 2022 (see Note C.1.).
(f) This line mainly comprises:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on BEYFORTUS (nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-commercialization of TEV’574; and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.

Detailed Information for Principal Marketed Products
The table below provides information about the principal “marketed products”, which were recognized in connection with major acquisitions made by Sanofi and represented 96% of the carrying amount of that item as of December 31, 2023:

(€ million)	Gross value	Accumulated amortization & impairment	December 31, 2023	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2022	Carrying amount at December 31, 2021
Genzyme(c)	10,279	(10,071)	208	10	2	621	1,032
Boehringer Ingelheim Consumer Healthcare(c)	3,504	(1,698)	1,806	17	11	2,037	2,213
Aventis(c)	33,043	(33,000)	43	9	11	58	73
Chattem(c)	1,319	(818)	501	23	10	574	593
Protein Sciences(c)	831	(411)	420	13	7	498	532
Ablynx(c)	1,966	(746)	1,220	14	9	1,357	1,494
Bioverativ(c)	8,798	(3,646)	5,152	14	9	4,836	3,065
REZUROCK	1,907	(327)	1,580	12	10	1,702	1,750
TZIELD	2,546	(141)	2,405	12	12	—	—
BEYFORTUS	1,946	(76)	1,870	18	17	180	—
QUNOL	741	(19)	722	10	9	—	—
Total: principal marketed products	66,880	(50,953)	15,927			11,863	10,752
(a)    Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b)    Weighted averages.
(c)    Commercialized products derived from the acquisition of these companies.

Amortization of Softwares Recognized in Income Statement	An analysis of amortization of software is shown in the table below:

(€ million)	2023	2022	2021
Cost of sales	15	10	18
Research and development expenses	3	1	3
Selling and general expenses	100	82	98
Other operating expenses	2	4	—
Total	120	97	119